Income Taxes - Schedule of Loss Before Provision For (Benefit From) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ (5,563)	$ (1,286)
Foreign	(6,773)	208
Loss before provision for (benefit from) income taxes	$ (12,336)	$ (1,078)